Note 20 - Related Party Transactions	12 Months Ended
Nov. 30, 2020
Statement Line Items [Line Items]
Disclosure of related party [text block]
20.	Related Party Transactions

20
.1
     Related Party Transactions

Related party transactions
not
disclosed elsewhere in the consolidated financial statements are as follows:

●
During the year ended
November 30, 2020,
the Company incurred
$46,164
(
$65,808
for
2019
) in consulting fees for corporate development consulting services paid to a direct family member of its Chairman. The fees paid were for business development services, including introducing the Company to various parties in the areas of project generation, corporate finance groups and potential strategic partners, and are within industry standards. As at
November 30, 2020,
$3,675
was payable to such related party (
November 30, 2019:
$4,200
). The Company also granted Options to the related party and the fair value of the Options recognized as expense during the year ended
November 30, 2020
was
$216,855
(
$101,966
for
2019
), using the Black-Scholes option pricing model.

●
During the year ended
November 30, 2020,
the Company incurred
$80,538
(
$26,288
for
2019
) in general and administrative expenses related to website design, video production, website hosting services and marketing services paid to Blender Media Inc., a company controlled by a direct family member of its Chairman. As at
November 30, 2020,
$5,341
was payable to such related party (
November 30, 2019:
$158
).

Related party transactions are based on the amounts agreed to by the parties. During the year ended
November 30, 2020,
the Company did
not
enter into any contracts or undertake any commitment or obligation with any related parties other than as disclosed herein.

20
.2
     Transactions with Key Management Personnel

Key management personnel are persons responsible for planning, directing and controlling the activities of an entity and including directors' fees, for the year ended
November 30, 2020
comprised of:

	For the year ended
	November 30,
	2020	2019
	($)	($)
Management Fees (1)	249,945	203,880
Director and Officer Fees (1)	470,634	567,269
Share-based compensation	822,871	809,461
Total	1,543,450	1,580,610
(1)
Total directors' fees, salaries and benefits of
$1,190,218
(
2019:
$1,371,066
) disclosed in the consolidated statement of comprehensive loss for the year ended
November 30, 2020,
includes
$180,069
and
$69,876
(
2019:
$165,000
and
$38,880
) paid to the Company's Chief Executive Officer and Chief Financial Officer, respectively, and
$470,634
(
2019:
$567,269
) in fees paid to the Company's President, Chief Development Officer and directors, and
$469,639
(
2019:
$599,917
) paid for employees' salaries and benefits.

Total compensation, including share-based compensation, to key members of management and directors for the year ended
November 30, 2020
was
$1,543,451
(
$1,580,610
for
2019
). As at
November 30, 2020,
$20,997
was payable to key management personnel for services provided to the Company (
November 30, 2019:
$139,600
). Compensation is comprised entirely of employment and similar forms of remuneration and directors' fees. Management includes the Chief Executive Officer, who is also a director of the Company and the Chief Financial Officer.